Stock options, retention securities and warrants	12 Months Ended
Dec. 31, 2025
Stock options, retention securities and warrants
Stock options, retention securities and warrants

17.Stock options, retention securities and warrants

Stock Options:

Stock option transactions for the years ended December 31, 2025 and 2024 are set forth below:

	Number of shares	Weighted average
	issuable under	exercise price
	options	$
Balance outstanding at December 31, 2023	10,545,500	1.91
Granted	2,268,200	2.47
Exercised	(887,000)	1.44
Forfeited/Expired	(149,000)	2.14
Balance outstanding at December 31, 2024	11,777,700	2.05
Granted	2,349,700	3.27
Exercised	(2,434,000)	1.84
Forfeited/Expired	(2,417,500)	2.46
Balance outstanding at December 31, 2025	9,275,900	2.31

The following table summarizes information about stock options outstanding at December 31, 2025:

		Weighted			Weighted
		average			average
	Number of	remaining	Weighted	Number of	remaining	Weighted
	Options	contractual	average exercise	Options	contractual	average exercise
Exercise Price ($)	Outstanding	life (Years)	Price ($)	Exercisable	life (Years)	Price ($)
1.01-1.50	98,000	4.27	1.13	98,000	4.27	1.13
1.51-2.00	5,215,000	5.40	1.79	5,215,000	5.40	1.79
2.01-2.50	928,000	2.89	2.14	903,000	2.74	2.14
2.51-3.00	926,500	7.62	2.83	549,250	6.69	2.82
3.01-3.50	1,165,900	5.40	3.24	1,139,900	5.34	3.23
3.51-4.00	942,500	2.73	3.83	328,646	1.37	3.88
	9,275,900	5.09	2.31	8,233,796	5.01	2.17

17.Stock options, retention securities and warrants cont’d

The fair value of options granted is calculated on the grant date using the Black-Scholes option pricing model using the following assumptions:

	December 31, 2025	December 31, 2024
Risk-free interest rate	2.72% - 3.19%	3.02% - 3.76%
Expected term in years	4.0 – 9.2 years	5-10 years
Expected stock price volatility	146.48% - 170.89%	152.12% - 164.96%
Dividend yield	—	—

The Company made an adjustment related to the recognition of non-cash share-based compensation expense in prior periods. The Company adjusted opening balances as at January 1, 2024 by increasing Common Shares, Reserves, and Deficit by $94,616, $148,523, and $243,139, respectively. For the year ended December 31, 2024, the Company increased Research and development expense, General and administrative expense, and Net loss and comprehensive loss by $85,350, $158,804, and $244,154, respectively. The adjustments are non-cash in nature and have no impact to total assets, liabilities, total equity, or net cash flow from operating activities for any period.

Retention Securities:

The Company has granted 590,000 retention securities to its former President and Chief Executive Officer in connection with his appointment on April 10, 2023. As a result of the resignation of the former President and Chief Executive Officer in July 2025, 98,333 retention securities were forfeited and the expiry date of the remaining retention securities was adjusted to July 16, 2026. Each retention security is exercisable into one Common Share at a price of $1.78 per share for a period of 10 years and the retention securities vested equally every month over a three-year period. The weighted average remaining contractual life of the retention securities is 0.54 years and 491,667 retention securities were exercisable as at December 31, 2025.

The retention securities were granted outside of the Company’s stock option plan, as an inducement grant to the former President and Chief Executive Officer of the Company pursuant to Section 6.4 of TSX-V Policy 4.4.

Warrants:

Warrant transactions for the year ended December 30, 2025 and 2024 are set forth below:

	Number of shares	Weighted average	Weighted average
	issuable under	exercise price	exercise price
	warrants	US$	$
Balance outstanding at December 31, 2023	5,075,000	2.32	2.32
Granted	5,066,250		2.98
Exercised	(47,500)		2.93
Balance outstanding at December 31, 2024	10,093,750	1.75	2.75
Granted	2,392,832	2.65	3.63
Exercised	(1,146,734)		2.98
Balance outstanding at December 31, 2025	11,339,848	2.65	2.88

The following table summarizes information about warrants outstanding at December 31, 2025:

Exercise Price ($)	Number of Warrants Outstanding	Grant Date	Expiry Date
2.44	5,075,000	July 13, 2022	July 13, 2027
3.00	3,780,097	March 28, 2024	March 28, 2027
2.35	91,919	March 28, 2024	March 28, 2026
3.63 (US 2.65)	2,392,832	November 19, 2025	November 19, 2028
	11,339,848